Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable
Accounts receivable consist of the following:

Year ended December 31 (€, in millions)	2020	2021
Accounts receivable, gross	1,313.1	3,032.5
Allowance for credit losses	(2.8)	(4.5)
Accounts receivable, net	1,310.3	3,028.0